Annual Total Returns - MATTHEW 25 FUND - MATTHEW 25 FUND	May 01, 2025
Prospectus [Line Items]
Annual Return 2005	5.07%
Annual Return 2006	3.79%
Annual Return 2007	(19.18%)
Annual Return 2008	(40.44%)
Annual Return 2009	47.89%
Annual Return 2010	31.97%
Annual Return 2011	10.45%
Annual Return 2012	31.63%
Annual Return 2013	38.69%
Annual Return 2014	5.59%
Annual Return 2015	(12.19%)
Annual Return 2016	26.92%
Annual Return 2017	24.69%
Annual Return 2018	(19.47%)
Annual Return 2019	42.14%
Annual Return 2020	12.90%
Annual Return 2021	22.27%
Annual Return 2022	(30.08%)
Annual Return 2023	36.44%
Annual Return 2024	27.38%